Shareholder Fees	Dec. 31, 2025 USD ($)
Blue Chip Fund | Blue Chip Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Blue Chip Fund | Blue Chip Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Blue Chip Fund | Blue Chip Fund Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Blue Chip Fund | Blue Chip Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Blue Chip Fund | Blue Chip Fund Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Blue Chip Fund | Blue Chip Fund Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Blue Chip Fund | Blue Chip Fund Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Bond Market Index Fund | Bond Market Index Fund Class J
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Bond Market Index Fund | Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Bond Market Index Fund | Bond Market Index Fund Class R-3
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Bond Market Index Fund | Bond Market Index Fund Class R-5
Prospectus [Line Items]
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Capital Securities Fund | Capital Securities Fund Class S
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Diversified Real Asset Fund | Diversified Real Asset Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Diversified Real Asset Fund | Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Diversified Real Asset Fund | Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Global Listed Infrastructure Fund | Global Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Global Macro Fund | Global Macro Fund Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Global Multi-Strategy Fund | Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Global Multi-Strategy Fund | Global Multi-Strategy Fund Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
International Equity Index Fund | International Equity Index Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
International Equity Index Fund | International Equity Index Fund Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	0
International Equity Index Fund | International Equity Index Fund Class R-5
Prospectus [Line Items]
Shareholder Fee, Other	0
International Equity Index Fund | International Equity Index Fund Class R-3
Prospectus [Line Items]
Shareholder Fee, Other	0
International Small Company Fund | International Small Company Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
International Small Company Fund | International Small Company Fund Class R-6
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Opportunistic Municipal Fund | Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Opportunistic Municipal Fund | Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Small-MidCap Dividend Income Fund | Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Spectrum Preferred and Capital Securities Income Fund | Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%